Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 1,366,417	$ 14,402,329	$ 25,116,139
Cost of revenues	123	654,979	729,752
Gross profit	1,366,294	13,747,350	24,386,387
Operating expenses
Selling and marketing expenses	100,460	576,526	371,383
General and administrative expenses	1,893,499	11,664,394	3,169,855
Research & Development Expense		3,512,512	92,683
Donation expenses			148,108
Total Operating expenses	1,993,959	15,753,432	3,782,029
(Loss) income from operations	(627,665)	(2,006,082)	20,604,358
Other income (expenses)
Interest income on bank deposit	666	16,182	13,600
Loss on disposal of a subsidiary		(2,062,155)
Other expenses	(5,611,484)	(510,200)	(7,058)
Interest income from loans to third parties	2,191,631	6,465,042	4,070,600
Impairment loss on loans to third parties and property and equipment	(57,941,663)	(7,423,651)
Total other (expenses) income, net	(61,360,850)	(3,514,782)	4,077,142
(Loss) Income before income tax expenses	(61,988,515)	(5,520,864)	24,681,499
Income tax (benefit) expenses	7,243	(1,702,127)	633,315
Net (loss) income	(61,995,758)	(3,818,737)	24,048,184
Other comprehensive (loss) income
Foreign currency translation (loss) gain	(365,258)	(2,415,919)	2,382,488
Comprehensive (loss) Income	$ (62,361,016)	$ (6,234,656)	$ 26,430,672
Weighted average number of shares, basic and diluted	22,114,188	22,114,188	20,880,706
Basic and diluted (loss) earnings per share	$ (2.80)	$ (0.17)	$ 1.15
Third Parties [Member]
Revenue
Total revenue	$ 1,366,417	$ 14,402,329	$ 25,116,139
Related Parties [Member]
Revenue
Total revenue